CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)
Cash Flows from Operating Activities:
Net (loss)/income	$ 165,993	¥ 1,155,611	¥ 1,579,810	[1]	¥ (188,074)	[1]
Adjustments to reconcile net (loss)/income to net cash provided by/(used in) operating activities:
Depreciation and amortization	18,077	125,850	147,992		140,923
Amortization of right-of-use assets	38,606	268,758
Disposal of property, equipment and software	613	4,266	(36,332)		3,295
Share of results of equity investees	313	2,180	9,295	[1]	(5,060)	[1]
Fair value adjustments related to Consolidated ABFE	(555)	(3,866)	(243,122)	[1]	86,372	[1]
Share-based compensation	6,312	43,941	119,998		125,569
Provision for contingent liability	1,359	9,462	419,581		43,049
Allowance for contract assets and receivables	233,424	1,625,051	992,581	[1]
Gain on disposal of loan receivables and other beneficial rights	(22,895)	(159,392)	(663,884)	[1]	(271,125)	[1]
Gain recognized on remeasurement of previously held equity interest in the acquiree as of its acquisition date fair value	(651)	(4,534)
Changes in operating assets and liabilities
Accounts receivable	(263)	(1,828)	3,038		(12,259)
Contract assets	(16,152)	(112,444)	(2,067,058)
Contract cost	(2,089)	(14,542)	(76,368)
Prepaid expenses and other assets	(23,597)	(164,276)	105,149		(437,567)
Change in Consolidated ABFE related asset/liability	(28,376)	(197,544)	198,766		35,705
Financing receivables	444	3,088
Amounts due from/to related parties	(222,389)	(1,548,225)	(369,174)		429,644
Deferred tax assets/liabilities	(18,920)	(131,718)	669,763		(353,410)
Accounts payable	949	6,609	232,838		33,947
Liabilities from quality assurance program and guarantee	(2,157)	(15,015)	(3,203,579)		1,279,899
Deferred revenue	(19,516)	(135,865)	(253,537)		(736,933)
Accrued expenses and other liabilities	18,769	130,669	(997,334)		10,097
Refund liabilities	(49,443)	(344,213)	(527,517)
Lease liabilities	(38,475)	(267,855)
Net cash provided by /(used in) operating activities	39,381	274,168	(3,959,094)		184,072
Cash Flows from Investing Activities:
Purchase of property, equipment and software	(6,895)	(48,005)	(140,729)		(217,956)
Disposal of property, equipment and software	11	78	646		38,197
Purchase of held-to-maturity investments			(612,501)		(943,212)
Redemption of held-to-maturity investments	46,392	322,970	306,998		1,039,127
Purchase of available-for-sale investments	(93,819)	(653,150)	(1,270,341)		(2,991,487)
Proceeds from disposal of available-for-sale investments	150,887	1,050,443	1,398,500		3,181,763
Acquisition of subsidiaries, net of cash acquired of nil, nil and RMB23,871 for the years ended December 31, 2017, 2018 and 2019, respectively	(708)	(4,929)
Prepayment of investments	(53,583)	(373,032)
Return of prepayment of investments	52,886	368,182
Acquisition of subsidiaries under common control	(37,188)	(258,895)
Disposal of subsidiaries under common control, net of cash disposed of nil, nil and RMB306,555 for the years ended December 31, 2017, 2018 and 2019, respectively	2,649	18,445
Purchase of other long-term investments			(10,000)		(24,500)
Proceeds from disposal of other long-term investments	27,227	189,546
Investment in loans at fair value			(1,149,731)		(937,891)
Collection of principal of loans at fair value	85,229	593,350	1,226,602		921,064
Disposal of financing receivables	17	117
Proceeds from disposal of loan receivables and other beneficial rights	20,740	144,389	703,963		231,046
Loan to a related parties	(101,985)	(710,000)	(722,953)		(1,623,393)
Collection of principal of loans to related parties	116,996	814,500	3,739,265		160,405
Loans to third parties	(69,537)	(484,100)	(277,000)
Collection of principal of loans to third parties	20,123	140,092	104,929
Net cash (used in) / provided by investing activities	159,442	1,110,001	3,297,648		(1,166,837)
Cash Flows from Financing Activities:
Cash contribution from owner			120,000		10,000
Proceeds from issuances of the Consolidated ABFE					423,230
Principal payments to the Consolidated ABFE	(17,423)	(121,296)	(553,002)		(1,392,443)
Dividends paid to shareholders			(106,626)		(605,238)
Proceeds from transfer of beneficiary rights under repurchase agreement					50,000
Principal payments to financial assets sold under repurchase agreement	(4,309)	(30,000)	(20,000)
Loans from related parties	107,406	747,737	6,363,462		5,322,686
Principal payments of loans from related parties	(15,583)	(108,487)	(6,784,021)		(1,165,540)
Loan from a third party			324,000
Principal payments of loan to a third party	(24,969)	(173,829)	(131,581)
Repurchase of ordinary shares	(5,292)	(36,843)	(254)
Purchase of non-controlling interest	(2,440)	(16,987)
Payment of contingent consideration	(202,534)	(1,410,000)
Net cash provided by /(used in) financing activities	(165,144)	(1,149,705)	(788,022)		2,642,695
Effect of foreign exchange rate changes	28	193	3,631		(16,109)
Net increase/(decrease) in cash, cash equivalents and restricted cash	33,707	234,657	(1,445,837)		1,643,821
Cash, cash equivalents and restricted cash, beginning of year	435,876	3,034,485	4,480,322		2,836,501
Cash, cash equivalents and restricted cash, end of year	469,583	3,269,142	3,034,485		4,480,322
Supplemental disclosures of cash flow information:
Cash paid for income taxes	25,584	178,112	334,096		¥ 302,188
Cash paid for interest	1,640	11,419	¥ 15,388
Forgiveness of amount due from/ (due to) related parties, and other receivable from a third party in relation to the acquisition under common control	$ 739,344	¥ 5,147,163

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.